Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax
13.	Income Taxes
The Company’s consolidated effective income tax rate from continuing operations for the years ended December 31, 2020 and 2019 was 0.0%. The Company’s provision for income taxes from continuing operations for the years ended December 31, 2020 and 2019 is as follows:

Year Ended December 31,
	2020	2019
(in thousands)
Current:
Federal	$—	$—
State	—	—

Total current	—	—

Deferred:	$—	$—
Federal	—	—
State	—	—

Total deferred	$—	$—

Total provision for income taxes	$—	$—

The Company’s operations are domestically located and therefore, the Company is not subject to tax in foreign jurisdictions. The provision (benefit) for income taxes differed from the amount computed by applying the federal statutory income tax rate of 21% to income (loss) before income taxes due to the following items for the years ended December 31, 2020 and 2019:

	Years Ended December 31,
	2020	2019
	(in thousands)
Tax benefit at federal statutory rate	$(10,022)	$(12,572)
Non-deductible compensation	449	777
State tax, net of federal benefit	(499)	(345)
Valuation allowance	9,666	11,674
Other	406	466

Income tax (benefit) expense	$—	$—

The income tax expense as of December 31, 2020 and December 31, 2019 was $0.0 million. The tax benefits associated with losses generated by the consolidated group have been reduced by a full valuation allowance as the Company does not believe it is more-likely-than-not
that the losses will be utilized.

Deferred tax assets and liabilities as of December 31, 2020 and 2019, consisted of the following:

	December 31,
	2020	2019
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$24,764	$28,450
Sec. 163(j) carryforward	4,661	2,780
Accruals and reserves	2,155	6,592
Deferred revenue	539	147
Capital loss carryforward	3,368	—
Other deferred tax assets	1,284	1,101
Revenue reserve	—	1,061

Total deferred tax assets	36,771	40,131
Valuation allowance	(35,874)	(38,873)

Total net deferred tax assets	$897	$1,258

Deferred tax liabilities
Basis difference in intangibles	(895)	(1,215)
Other deferred tax liabilities	(2)	(43)

Total deferred tax liabilities	(897)	(1,258)

Net deferred tax liabilities	$—	$—

The Company continues to provide for a full valuation allowance on its net deferred tax assets as the Company does not believe it is more-likely-than-not
that the losses will be utilized after evaluation of all significant positive and negative evidence including, but not limited to, historical cumulative loss over the prior three-year period, as adjusted for permanent items, insufficient sources of taxable income in prior carryback periods and unavailability of prudent and feasible tax-planning
strategies.
Below is a summary of the Company’s estimated loss and tax credit carryforwards. The Company’s tax attributes are subject to limitations on utilization due to historic ownership changes and may be subject to future limitations upon subsequent change of control, as defined by the Internal Revenue Code Sections 382 and 383.

	Tax Effected	Expiration
	(in thousands)
Federal net operating loss (“NOL”) carryforward	$24,621	2033-2060
Federal capital loss carryforward	3,368	2025
State NOL carryforwards	143	2037-2040
At December 31, 2020 and 2019 the Company had $117.2 million and $134.6 million of net operating loss (“NOL”) carryforwards for U.S. federal tax purposes, respectively. U.S. federal tax NOL carryforwards generated prior to 2018 of $35.0 million will expire, if unused, between 2033-2037. Under the Tax Cuts and Jobs Act of 2017, as modified by the Coronavirus Aid, Relief, and Economic Security Act, federal NOL carryforwards generated in tax years beginning after December 31, 2017 may be carried forward indefinitely. As of December 31, 2020, the Company had $82.3 million of NOL carryforwards generated after 2017 for U.S. federal tax purposes, which may be used to offset 80% of its taxable income annually. The Company files income tax returns in the United States federal jurisdiction and various state jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities. Tax years 2014-2020 remain open for examination.

Below is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	2020	2019
Unrecognized tax benefits—January 1	$4,840	$6,842
Gross decrease—tax positions in current period	(4,840)	(2,002)

Unrecognized tax benefits—December 31	$—	$4,840

Included in the balance of unrecognized tax benefits as of December 31, 2020 and 2019, are $0.0 million and $4.8 million, respectively, of tax benefits that, if recognized, would not affect our effective tax rate and would result in adjustments to other tax accounts, primarily deferred tax assets and the net operating loss carry forward.

Osprey Technology Acquisition Corp [Member]
Income Tax
NOTE 11 — INCOME TAX
The Company’s net deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforward	$290,402	$—
Unrealized (gain) loss on marketable securities	(7,818)	1,361

Total deferred tax assets	282,584	1,361
Valuation Allowance	(282,584)	—

Deferred tax assets, net valuation allowance	$—	$1,361

The income tax provision consists of the following:

	As of December 31,
	2020	2019
Federal
Current	$—	$94,636
Deferred	(281,223)	(1,361)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	282,584	—

Income tax provision	$1,361	$93,275

As of December 31, 2020 and 2019, the Company had $1,382,869 and $0 of U.S. federal and state net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020 and 2019, the change in the valuation allowance was $282,584 and $0.
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liability	(19.2)%	(20.7)%
Transaction costs allocable to warrant liabilities	0.0%	(1.7)%
Valuation allowance	(1.9)%	0.0%

Income tax provision	(0.1)%	(1.4)%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities.